Schedule of directors approved programs (Details)	12 Months Ended
Dec. 31, 2021 shares
Program l t i2018 member
Disclosure of defined benefit plans [line items]
Name of program	2018 LTI Program	[1]
Date of approval	Mar. 28, 2018	[1]
Date of grant	Apr. 06, 2018	[1]
Program l t i member
Disclosure of defined benefit plans [line items]
Description of approved programs	LTI Programs’ participants will receive shares held in treasury or acquired through repurchase programs.	[1]
Program l t i1 member
Disclosure of defined benefit plans [line items]
Description of approved programs	If these shares cannot be delivered, the Company may pay participants in cash in an amount corresponding to the share price traded on the stock exchange on the second business day immediately prior to the respective payment date.
Program l t i2019 member
Disclosure of defined benefit plans [line items]
Name of program	2019 LTI Program
Date of approval	Mar. 13, 2019
Date of grant	Mar. 19, 2019
Expected shares for delivery	582
Program l t i2020 member
Disclosure of defined benefit plans [line items]
Name of program	2020 LTI Program
Date of approval	Mar. 19, 2020
Date of grant	Apr. 01, 2020
Expected shares for delivery	1,817
Program l t i2021 member
Disclosure of defined benefit plans [line items]
Name of program	2021 LTI Program
Date of approval	May 05, 2021
Date of grant	May 10, 2021
Expected shares for delivery	847

[1]	In April 2021, the LTI Program 2018 was fully settled with the delivery of shares in Braskem held in treasury. Consequently, the difference between the historical cost of the shares held in treasury (R$11,507) and the amounts recorded at OCI (R$14,980) was transferred to capital reserve, corresponding to R$3,473.